Tax Note - Schedule of effective income tax expense (recovery) (Details) - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Major components of tax expense (income) [abstract]
(Loss) income for the year from continuing operations before tax	$ (236,133,300)	$ 82,038,129
Expected income tax	(63,493,000)	22,150,000
Change in statutory, foreign tax, foreign exchange rates and other	49,750,000	(28,417,000)
Permanent differences	3,709,000	7,629,000
Share issue cost	(6,000)	(1,885,000)
Adjustment to prior years provision and other	(2,334,000)	6,686,000
Change in unrecognized deductible temporary differences	12,926,000	(3,747,000)
Tax expense	289,000	2,416,000
Current income tax	1,612,000	887,000
Deferred income tax (recovery)	(1,323,000)	1,529,000
Total income tax	$ 289,000	$ 2,416,000